Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	As of December 31,
	2024	2025	2025
	RMB	RMB	USD
Payable to franchisees	224,856,300	266,165,234	38,061,122
VAT and tax surcharges	145,223,158	149,442,256	21,369,958
Construction payable	24,117,141	31,559,239	4,512,911
Deposits payable	29,756,957	28,425,587	4,064,805
Payable for business combination and asset acquisitions	10,972,875	10,972,875	1,569,100
Others	46,983,860	53,271,777	7,617,764
Total	481,910,291	539,836,968	77,195,660